Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Communication Services: 7.3%
3,406	(1)	Alphabet, Inc. - Class C	$9,188,775	1.0
401,250		AT&T, Inc.	9,505,612	1.0
15,129	(1)	Charter Communications, Inc.	9,104,330	1.0
196,534		Comcast Corp. – Class A	9,189,930	1.0
85,337	(1)	T-Mobile US, Inc.	10,514,372	1.2
190,288		Verizon Communications, Inc.	10,212,757	1.1
63,764	(1)	Walt Disney Co.	9,466,403	1.0
			67,182,179	7.3

		Consumer Discretionary: 10.0%
2,947	(1)	Amazon.com, Inc.	9,051,003	1.0
4,149	(1)	Booking Holdings, Inc.	9,012,665	1.0
485,730		Ford Motor Co.	8,529,419	0.9
171,041	(1)	General Motors Co.	7,991,035	0.9
24,254		Home Depot, Inc.	7,660,141	0.8
38,780		Lowe's Cos, Inc.	8,572,707	0.9
37,210		McDonald's Corp.	9,107,892	1.0
59,361		Nike, Inc. - Class B	8,105,745	0.9
85,534		Starbucks Corp.	7,851,166	0.8
42,872		Target Corp.	8,564,539	0.9
9,289	(1)	Tesla, Inc.	8,085,424	0.9
			92,531,736	10.0

		Consumer Staples: 11.7%
210,423		Altria Group, Inc.	10,792,596	1.2
169,148		Coca-Cola Co.	10,527,772	1.1
117,539		Colgate-Palmolive Co.	9,044,626	1.0
17,630		Costco Wholesale Corp.	9,154,377	1.0
278,825		Kraft Heinz Co.	10,935,516	1.2
151,217		Mondelez International, Inc.	9,901,689	1.1
57,581		PepsiCo, Inc.	9,428,313	1.0
105,480		Philip Morris International, Inc.	10,660,864	1.1
61,085		Procter & Gamble Co.	9,522,541	1.0
191,241		Walgreens Boots Alliance, Inc.	8,814,298	1.0
69,446		Walmart, Inc.	9,386,321	1.0
			108,168,913	11.7

		Energy: 4.1%
84,667		Chevron Corp.	12,192,048	1.3
137,555		ConocoPhillips	13,048,467	1.4
163,556		Exxon Mobil Corp.	12,826,062	1.4
			38,066,577	4.1

		Financials: 15.1%
60,567		American Express Co.	11,782,704	1.3
175,231		American International Group, Inc.	10,731,147	1.2
223,280		Bank of America Corp.	9,868,976	1.1
171,513		Bank of New York Mellon Corp.	9,115,916	1.0
33,144	(1)	Berkshire Hathaway, Inc. – Class B	10,654,139	1.1
10,880		Blackrock, Inc.	8,093,523	0.9
68,339		Capital One Financial Corp.	10,474,319	1.1
164,532		Citigroup, Inc.	9,745,230	1.0
25,790		Goldman Sachs Group, Inc.	8,801,869	0.9
62,736		JPMorgan Chase & Co.	8,895,965	1.0
158,879		Metlife, Inc.	10,732,277	1.2
100,633		Morgan Stanley	9,131,438	1.0
177,071		US Bancorp	10,011,594	1.1
206,706		Wells Fargo & Co.	11,031,899	1.2
			139,070,996	15.1

		Health Care: 15.1%
70,515		Abbott Laboratories	8,505,519	0.9
73,143		AbbVie, Inc.	10,808,341	1.2
43,902		Amgen, Inc.	9,942,925	1.1
41,427	(1)	Biogen, Inc.	8,741,511	0.9
159,031		Bristol-Myers Squibb Co.	10,920,659	1.2
95,896		CVS Health Corp.	9,939,621	1.1
30,269		Danaher Corp.	8,306,116	0.9
35,862		Eli Lilly & Co.	8,963,707	1.0
135,532		Gilead Sciences, Inc.	8,186,133	0.9
57,702		Johnson & Johnson	9,496,018	1.0
95,172		Medtronic PLC	9,992,108	1.1
128,890		Merck & Co., Inc.	9,870,396	1.1
170,249		Pfizer, Inc.	7,991,488	0.8
14,942		Thermo Fisher Scientific, Inc.	8,128,448	0.9
19,710		UnitedHealth Group, Inc.	9,379,398	1.0
			139,172,388	15.1

		Industrials: 13.0%
55,971		3M Co.	8,320,089	0.9
49,047	(1)	Boeing Co.	10,071,311	1.1
48,246		Caterpillar, Inc.	9,049,985	1.0
107,303		Emerson Electric Co.	9,970,595	1.1
38,454		FedEx Corp.	8,547,170	0.9
47,906		General Dynamics Corp.	11,231,562	1.2
104,991		General Electric Co.	10,027,690	1.1
48,005		Honeywell International, Inc.	9,108,949	1.0
28,120		Lockheed Martin Corp.	12,198,456	1.3
115,882		Raytheon Technologies Corp.	11,901,081	1.3
39,845		Union Pacific Corp.	9,799,878	1.1
46,482		United Parcel Service, Inc. - Class B	9,780,742	1.0
			120,007,508	13.0

		Information Technology: 14.3%
24,025		Accenture PLC	7,592,381	0.8
17,428	(1)	Adobe, Inc.	8,150,727	0.9
55,794		Apple, Inc.	9,212,705	1.0
14,951		Broadcom, Inc.	8,782,815	0.9
156,280		Cisco Systems, Inc.	8,715,736	0.9
192,165		Intel Corp.	9,166,270	1.0
74,249		International Business Machines Corp.	9,096,245	1.0
27,542		Mastercard, Inc. - Class A	9,937,704	1.1
29,301		Microsoft Corp.	8,754,846	0.9
33,606		Nvidia Corp.	8,194,823	0.9
112,972		Oracle Corp.	8,582,483	0.9
54,412		Qualcomm, Inc.	9,358,320	1.0
38,941	(1)	Salesforce.com, Inc.	8,198,249	0.9

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
52,491	Texas Instruments, Inc.	$8,922,945	1.0
45,634	Visa, Inc. - Class A	9,862,420	1.1
		132,528,669	14.3

	Materials: 3.1%
175,108	Dow, Inc.	10,324,368	1.1
124,081	DuPont de Nemours, Inc.	9,600,147	1.1
28,875	Linde PLC	8,467,305	0.9
		28,391,820	3.1

	Real Estate: 1.8%
34,149	American Tower Corp.	7,747,384	0.9
62,127	Simon Property Group, Inc.	8,546,190	0.9
		16,293,574	1.8

	Utilities: 3.7%
94,881	Duke Energy Corp.	9,527,001	1.0
173,367	Exelon Corp.	7,378,499	0.8
107,174	NextEra Energy, Inc.	8,388,509	0.9
145,445	Southern Co.	9,420,473	1.0
		34,714,482	3.7

	Total Common Stock
	(Cost $564,250,190)	916,128,842	99.2

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
	Mutual Funds: 1.7%
15,687,000	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $15,687,000)	15,687,000	1.7

	Total Short-Term Investments
	(Cost $15,687,000)	15,687,000	1.7

	Total Investments in Securities (Cost $579,937,190)	$931,815,842	100.9
	Liabilities in Excess of Other Assets	(8,523,143)	(0.9)
	Net Assets	$923,292,699	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of February 28, 2022.

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2022
Asset Table
Investments, at fair value
Common Stock*	$916,128,842	$–	$–	$916,128,842
Short-Term Investments	15,687,000	–	–	15,687,000
Total Investments, at fair value	$931,815,842	$–	$–	$931,815,842
Other Financial Instruments+
Futures	18,108	–	–	18,108
Total Assets	$931,833,950	$–	$–	$931,833,950

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 28, 2022, the following futures contracts were outstanding for Voya Corporate Leaders® 100 Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	22	03/18/22	$4,804,800	$18,108
			$4,804,800	$18,108

At February 28, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $601,742,728.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$355,383,973
Gross Unrealized Depreciation	(25,292,751)

Net Unrealized Appreciation	$330,091,222